Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Cash flows from operating activities:
Net income	$ 19,775	$ 14,907	$ 26,915	$ 19,541
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization of property and equipment	6,567	5,926	8,051	8,104
Amortization of debt issuance costs	1,041	1,093
Amortization and write-off of debt issuance costs			1,893	2,483
Amortization and write-off of original issue discount	365	425	828	1,411
Loss on extinguishment of debt	2,351	671
Amortization of intangibles	334	617	734	1,387
Gain on disposal of assets		(28)	(14)	(28)
Deferred income tax benefit	(1,976)	(1,893)	(3,419)	(3,213)
Deferred rent expense	1,540	920	1,144	1,268
Stock-based compensation expense	3,667	2,852	3,761	3,440
Changes in operating assets and liabilities:
Inventories	(42,709)	(39,625)	(23,654)	(20,598)
Accounts receivable	(100)	(4)	21	(62)
Prepaid expenses and other assets	(4,401)	(452)	3,220	(446)
Accounts payable	93	6,975	13,113	321
Income taxes payable	(5,257)	(7,599)	(2,330)	3,425
Accrued expenses and other liabilities	3,327	3,017	1,579	2,680
Net cash (used in) provided by operating activities	(15,383)	(12,198)	31,842	19,713
Cash flows from investing activities:
Purchases of property and equipment	(10,917)	(12,124)	(14,110)	(9,597)
Proceeds from sale of property and equipment	23	43	103	43
Net cash (used in) provided by investing activities	(10,894)	(12,081)	(14,007)	(9,554)
Cash flows from financing activities:
Borrowings on revolving credit facility	444,791	482,464	674,457	471,891
Repayments on revolving credit facility	(426,737)	(459,797)	(674,457)	(471,891)
Borrowings on term loan		59,592	59,592	47,756
Repayments on term loan	(110,092)	(6,776)	(7,612)	(2,750)
Proceeds from issuance of common stock, net of expenses	149,806
Proceeds from stock option exercise	357
Excess tax benefit related to exercises of stock options	217
Payment of debt issuance costs	(1,152)	(2,049)	(2,049)	(1,401)
Payment of dividend	(48,848)	(57,951)	(57,951)
Purchase of treasury stock	(57)	(29)	(29)
Repurchase of common stock				(46,198)
Net cash (used in) provided by financing activities	8,285	15,454	(8,049)	(2,593)
Net decrease in cash	(17,992)	(8,825)	9,786	7,566
Cash at the beginning of the period	21,952	12,166	12,166	4,600
Cash at the end of the period	3,960	3,341	21,952	12,166
Supplemental disclosure of cash flow information:
Interest	10,800	11,978	19,867	13,355
Income taxes	$ 18,882	$ 18,755	$ 22,703	$ 11,096